Condensed Interim Consolidated Statements of Operations (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Sales	$ 42,904	$ 29,404
Cost of sales	30,092	20,414
Gross profit	12,812	8,990
Operating expenses
Research and development	11,012	10,035
Sales and marketing	3,861	3,005
General and administrative	2,740	2,321
Total operating expenses	17,613	15,361
Operating loss	(4,801)	(6,371)
Financial income, net	558	826
Loss before income taxes	(4,243)	(5,545)
Income taxes	211	598
Net loss	$ (4,454)	$ (6,143)
Loss per share:
Basic income (loss) per ordinary share (US$)	$ (0.78)	$ (1.076)
Diluted income (loss) per ordinary share (US$)	$ (0.78)	$ (1.076)
Weighted average number of ordinary shares used to compute basic income (loss) per share (in thousands)	5,709,762	5,707,210
Weighted average number of ordinary shares used to compute diluted income (loss) per share (in thousands)	5,709,762	5,707,210